UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2007

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments September 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE†	DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (93.3%)
	ABAG Finance Authority for Nonprofit Corporations,
$7,900	Episcopal Homes Foundation Ser 2000 COPs	3.64%	10/06/06	$7,900,000
5,000	Paragon Apartments Ser 2005 A (AMT)	3.70	10/06/06	5,000,000
6,400	Anaheim, Ser 1993 COPs (Ambac)	3.57	10/06/06	6,400,000
13,930	Anaheim Public Financing Authority, Distribution System ROCs II-R Ser 6021 (MBIA)	3.76	10/06/06	13,930,000
	Bay Area Toll Authority,
300	San Francisco Bay Area Toll Bridge Ser A (Ambac)	3.58	10/06/06	300,000
13,200	San Francisco Bay Area Toll Bridge 2006 Ser A-1 (Ambac)	3.58	10/06/06	13,200,000
11,900	San Francisco Bay Area Toll Bridge Ser A-2 (XLCA)	3.58	10/06/06	11,900,000
8,000	San Francisco Bay Area Toll Bridge 2006 Ser B-2 (XLCA)	3.55	10/06/06	8,000,000
5,000	Beaumont Unified School District, School Facility Bridge Funding Ser 2006 COPs (FSA)	3.60	10/06/06	5,000,000
20,800	Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)	3.70	10/06/06	20,800,000
5,400	Butte-Glenn Community College District, Election of 2002 Ser B P-FLOATs PT-3042 (MBIA)	3.77	10/06/06	5,400,000
	California,
4,000	Economic Recovery Ser 2004 A Floater-TRs Ser L27	3.66	10/06/06	4,000,000
3,000	Economic Recovery Ser 2004 C-3	3.65	10/02/06	3,000,000
1,000	Economic Recovery Ser 2004 C-4	3.79	10/02/06	1,000,000
12,000	Economic Recovery Ser 2004 C-11	3.62	10/06/06	12,000,000
11,100	Economic Recovery Ser 2004 C-12	3.58	10/06/06	11,100,000
8,800	Economic Recovery Ser 2004 C-13 (XLCA)	3.68	10/06/06	8,800,000
34,900	Economic Recovery Ser 2004 C-14 (XLCA)	3.60	10/06/06	34,900,000
3,560	Economic Recovery Ser 2004 C-16 (FSA)	3.59	10/06/06	3,560,000
15,700	Economic Recovery Ser 2004 C-18 (XLCA)	3.63	10/06/06	15,700,000
	California,
5,700	Municipal Securities Trust Receipts Ser 2001-JPM3 (MBIA)	3.83	10/02/06	5,700,000
7,000	Ser 2003 PUTTERs Ser 1460	3.82	10/06/06	7,000,000
3,825	Ser 2004 A-9	3.67	10/06/06	3,825,000
3,000	Ser 2004 PUTTERs Ser 1461	3.82	10/06/06	3,000,000
25,100	Ser 2005B Subser B-1	3.59	10/06/06	25,100,000
1,240	Ser 2005 P-FLOATs PT-2622 (MBIA)	3.77	10/06/06	1,240,000
	California Department of Water Resources,
3,050	Power Supply Ser 2002 B Subser B-1	3.80	10/02/06	3,050,000
3,500	Power Supply Ser 2002 B Subser B-2	3.66	10/02/06	3,500,000
1,150	Power Supply Ser 2002 B Subser B-6	3.65	10/02/06	1,150,000
1,200	Power Supply Ser 2002 C Subser C-2 (Ambac)	3.73	10/06/06	1,200,000
7,050	Power Supply Ser 2002 C Subser C-3 (Ambac)	3.73	10/06/06	7,050,000
3,300	Power Supply Ser 2002 C Subser C-4	3.60	10/06/06	3,300,000
4,200	Power Supply Ser 2002 C Subser C-7 (FSA)	3.59	10/06/06	4,200,000
20,875	Power Supply Ser 2002 C Subser C-10	3.53	10/06/06	20,875,000
27,305	Power Supply Ser 2002 C Subser C-13	3.58	10/06/06	27,305,000
10,000	Power Supply Ser 2002 C Subser C-16	3.67	10/06/06	10,000,000
6,000	Power Supply Ser 2002 C Subser C-18	3.60	10/06/06	6,000,000
5,000	Power Supply Ser 2005 F Subser G-2	3.60	10/02/06	5,000,000
10,000	Power Supply Ser 2005 Subser G-14	3.60	10/02/06	10,000,000
	California Educational Facilities Authority,
5,000	California Institute of Technology Ser 1994	3.57	10/06/06	5,000,000
5,465	California Lutheran University Ser 2004 A	3.62	10/06/06	5,465,000
6,800	University of San Francisco Ser 2003	3.50	10/06/06	6,800,000
	California Health Facilities Financing Authority,
11,375	Catholic Healthcare West Ser 2005	3.59	10/06/06	11,375,000
30,000	Kaiser Permanente Ser 2006 C	3.64	10/06/06	30,000,000
23,135	Northern California Presbyterian Homes & Services Ser 2004	3.60	10/06/06	23,135,000
900	Sisters of Charity of Leavenworth Health System Ser 2003	3.68	10/06/06	900,000
	California Housing Finance Agency,
10,600	Home Mortgage 2000 Ser U (MBIA) (AMT)	3.77	10/06/06	10,600,000
25,000	Home Mortgage 2003 Ser F (FSA) (AMT)	3.75	10/06/06	25,000,000
1,200	California Infrastructure & Economic Development Bank,
	Asian Art Museum Foundation Ser 2005 (MBIA)	3.79	10/02/06	1,200,000
5,900	California State University, Systemwide Ser 2005 A PUTTERs Ser 1320 (Ambac)	3.77	10/06/06	5,900,000
	California Statewide Communities Development Authority,
5,000	American Baptist Homes of the West Ser 2006	3.68	10/06/06	5,000,000
6,000	Chabad of California Ser 2004	3.62	10/06/06	6,000,000
2,400	House Ear Institute 1993 Ser A COPs	3.80	10/02/06	2,400,000
9,250	Irvine Apartment Communities Ser W-2 (AMT)	3.71	10/06/06	9,250,000
36,700	Kaiser Permanente Ser 2004 J & L	3.64	10/06/06	36,700,000

7,200	Maple Square Apartments Homes 2004 Ser AA (AMT)	3.70	10/06/06	7,200,000
6,500	Mariners Pointe Apartments 2006 Ser A	3.59	10/06/06	6,500,000
10,240	Multifamily Housing Martin Luther Tower 2005 Ser D (AMT)	3.67	10/06/06	10,240,000
4,900	The California Endowment Ser 2003 PUTTERs Ser 1425	3.77	10/06/06	4,900,000
12,000	University of San Diego, Ser 2005	3.71	10/06/06	12,000,000
2,000	University Retirement Community at Davis Inc Ser 2003 (Radian)	3.86	10/02/06	2,000,000
4,200	YMCA of East Bay Ser 2006	3.59	10/06/06	4,200,000
6,765	Cerritos Community College District, Ser 2005 P-FLOATs PT-2934 (Ambac)	3.77	10/06/06	6,765,000
6,700	Corona-Norco Unified School District, Ser 2005 COPs	3.60	10/06/06	6,700,000
	East Bay Municipal Utility District,
17,290	Wastewater Sub Ser 2003 B (XLCA)	3.60	10/06/06	17,290,000
1,030	Water System Sub Refg Ser 2002 B (FSA)	3.60	10/06/06	1,030,000
2,410	Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC)	3.60	10/06/06	2,410,000
21,700	Fremont, Creekside Village Multifamily Ser 1985 D	3.58	10/06/06	21,700,000
	Fresno,
7,345	Multifamily Heron Pointe Apartments 2001 Ser A	3.60	10/06/06	7,345,000
20,800	Sewer System Sub Lien Ser 2000 A (FGIC)	3.60	10/06/06	20,800,000
5,000	Golden State Tobacco Securitization Corporation, Ser 2005 A ROCs II-R Ser 565 (FGIC)	3.76	10/06/06	5,000,000
2,400	Grant Joint Union High School District, School Facility Bridge Funding Ser 2005 COPs (FSA)	3.60	10/06/06	2,400,000
6,225	Hacienda-La Puenta Unified School District, 2000 Ser B P-FLOATs PT-1988 (FSA)	3.77	10/06/06	6,225,000
4,500	Hemet Unified School District, Ser 2006 COPs (Ambac)	3.65	10/06/06	4,500,000
6,600	Hillsborough, California Water & Sewer System Ser 2006 A COPs	3.73	10/06/06	6,600,000
2,000	Lancaster Redevelopment Agency, Multifamily Sunset Projects Sub Ser 2003 B Floater-TRs Ser 2003 F 12J	3.68	10/06/06	2,000,000
	Long Beach,
9,745	Harbor PUTTERs Ser 444 (MBIA) (AMT)	3.77	10/06/06	9,745,000
13,725	Harbor Ser 2002 A (MBIA) (AMT)	3.69	10/06/06	13,725,000
	Los Angeles,
11,000	Multifamily Fountain Park Ser 1999 P (AMT)	3.75	10/06/06	11,000,000
11,200	Wastewater System Ser 2001 A (FGIC)	3.60	10/06/06	11,200,000
21,800	Wastewater System Ser 2001 B (FGIC)	3.62	10/06/06	21,800,000
5,720	Wastewater System Ser 2006 A (XLCA)	3.60	10/06/06	5,720,000
22,700	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	3.60	10/06/06	22,700,000
6,000	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	3.59	10/06/06	6,000,000
6,000	Los Angeles County Metropolitan Transportation Authority,
	Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)	3.77	10/06/06	6,000,000
	Los Angeles Department of Water & Power,
16,000	Power System 2001 Ser B Subser B-1	3.64	10/06/06	16,000,000
7,750	Power System 2001 Ser B Subser B-5 & B-8	3.68	10/06/06	7,750,000
8,000	Power System 2002 Ser A Subser A-8	3.67	10/06/06	8,000,000
8,300	Water System 2001 Ser B Subser B-1	3.68	10/06/06	8,300,000
16,495	Los Angeles Housing Authority, Multifamily 2004 Ser A	3.70	10/06/06	16,495,000
10,930	Los Angeles Unified School District, P-FLOATs PT-1855 (FSA)	3.77	10/06/06	10,930,000
2,000	Manteca Redevelopment Agency, Amended Merged Project Area Ser 2005 (XLCA)	3.70	10/02/06	2,000,000
	Metropolitan Water District of Southern California,
8,200	Water 1999 Ser B	3.58	10/06/06	8,200,000
8,000	Water 1999 Ser C	3.58	10/06/06	8,000,000
7,700	Water 2000 Ser B-2	3.57	10/06/06	7,700,000
6,900	Waterworks 1996 Ser A (Ambac)	3.57	10/06/06	6,900,000
9,000	Waterworks 2002 Ser A	3.64	10/06/06	9,000,000
15,455	Waterworks 2005 Ser B-2	3.60	10/06/06	15,455,000
4,600	Waterworks 2006 Ser A-1	3.50	10/06/06	4,600,000
5,690	Moorpark Unified School District, Refg Ser 2005 P-FLOATs PT-2738 (FSA)	3.77	10/06/06	5,690,000
13,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	3.66	10/06/06	13,300,000
12,410	Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)	3.60	10/06/06	12,410,000
25,100	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	3.63	10/06/06	25,100,000
14,900	Orange County, Park Place Apartments 1989 Issue A (AMT)	3.69	10/06/06	14,900,000
9,130	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	3.61	10/06/06	9,130,000
12,000	Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)	3.60	10/06/06	12,000,000
3,200	Perris Unified High School District, Ser 2004 COPs (FSA)	3.60	10/06/06	3,200,000
	Pleasanton,
6,000	Assisted Living Facility Ser 2005	3.62	10/06/06	6,000,000
10,850	Greenbriar Bernal Apartments Ser 2001 A (AMT)	3.67	10/06/06	10,850,000
9,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	3.61	10/06/06	9,500,000
19,600	Poway Unified School District, Ser 2004 COPs (FSA)	3.60	10/06/06	19,600,000
13,600	Rancho Water District Financing Authority, Ser 2001 B (FGIC)	3.57	10/06/06	13,600,000
6,650	Redlands, Orange Village Apartments 1988 Ser A (AMT)	3.71	10/06/06	6,650,000
9,595	Riverside County, 2005 Ser A & B COPs P-FLOATs PT-2704 (FGIC)	3.77	10/06/06	9,595,000
	Roaring Fork Municipal Products,
7,845	California Economic Recovery Class A Certificates Ser 2004-4 (FGIC)	3.64	10/06/06	7,845,000
8,460	San Diego Community College District Class A Certificates Ser 2005-22 (FSA)	3.64	10/06/06	8,460,000

4,400	Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)	3.77	10/06/06	4,400,000
5,170	Sacramento City Financing Authority, Tax Allocation Merged Downtown & Oak Park Ser 2005 A TOCs Ser 2006 Z-3 (FGIC)	3.80	10/06/06	5,170,000
500	Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2	3.60	10/06/06	500,000
7,800	San Bernardino County, Medical Center Financing Ser 1998 COPs (MBIA)	3.57	10/06/06	7,800,000
8,000	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	3.59	10/06/06	8,000,000
	San Diego County,
9,500	Ser 2004 COPs	3.62	10/06/06	9,500,000
7,825	COPs Ser 2005 ROCs II-R Ser 2175 (Ambac)	3.76	10/06/06	7,825,000
6,655	San Diego Unified Port District, 2004 Ser B P-FLOATs PT-2409 (MBIA)	3.77	10/06/06	6,655,000
1,735	San Diego Unified School District, 1998 Ser E-1 ROCs II-R Ser 1067 (MBIA)	3.76	10/06/06	1,735,000
3,400	San Francisco City & County, Folsom-Dore Apartments Ser 2002 A (AMT)	3.75	10/06/06	3,400,000
	San Francisco City & County Airport Commission,
9,650	2006 Second Ser 33-A (XLCA) (AMT)	3.62	10/06/06	9,650,000
11,000	2006 Second Ser 33-I (XLCA)	3.55	10/06/06	11,000,000
	San Francisco City & County Finance Corporation,
2,860	Moscone Center Ser 2000-1 (Ambac)	3.61	10/06/06	2,860,000
8,920	Moscone Center Ser 2004 P-FLOATs PT-2249 (Ambac)	3.77	10/06/06	8,920,000
2,000	San Francisco City & County Public Utilities Commission, Water Ser 2006 A ROCs II-R Ser 6085 (FSA)	3.76	10/06/06	2,000,000
	San Francisco City & County Redevelopment Agency,		10/06/06
21,000	Bayside Village Multifamily Ser 1985 A	3.62	10/06/06	21,000,000
6,000	Multifamily Housing Mercy Terrace Ser 2005 A	3.59	10/06/06	6,000,000
	San Jose,
2,000	Multifamily Almaden Lake Village Apartments Ser 2000 A (AMT)	3.73	10/06/06	2,000,000
20,300	Multifamily Evans Lane Apartments Ser 2002 H (AMT)	3.65	10/06/06	20,300,000
4,850	San Jose Redevelopment Agency, Merged Area 1996 Ser A	3.57	10/06/06	4,850,000
11,830	San Jose - Santa Clara Clean Water Financing Authority, Sewer Ser 2005 B (FSA)	3.57	10/06/06	11,830,000
7,605	San Marcos Public Facilities Authority, Tax Increment Pass-Through
	Ser 2006 A ROCs II-R Ser 514 (Ambac)	3.76	10/06/06	7,605,000
	Santa Clara,
3,600	Electric R Ser 1985 C (Ambac)	3.60	10/06/06	3,600,000
12,400	Multifamily Briarwood Apartments Ser 1996 B	3.59	10/06/06	12,400,000
7,200	Multifamily The Grove Garden Apartments Ser 1997 A	3.59	10/06/06	7,200,000
1,700	Santa Clara County-El Camino Hospital District Hospital Facilities Authority, Valley Medical Center 1985 Ser A	3.68	10/06/06	1,700,000
15,800	Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B (Ambac)	3.58	10/06/06	15,800,000
2,200	Snowline Joint Unified School District, Ser 2005 COPs (FSA)	3.60	10/06/06	2,200,000
4,950	Southern California Public Power Authority, Transmission 1991 Refg Ser (Ambac)	3.58	10/06/06	4,950,000
4,205	Turlock Irrigation District, Ser 1988 A	3.68	10/06/06	4,205,000
9,400	Vallejo Housing Authority, Multifamily Housing Crow-Western Phase II Ser 1985 C	3.62	10/06/06	9,400,000
11,000	Vernon Natural Gas Financing Authority, Vernon Gas Ser 2006 B (MBIA)	3.59	10/06/06	11,000,000
1,990	Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R Ser 2130 (MBIA)	3.76	10/06/06	1,990,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,345,410,000)			1,345,410,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	California Tax-Exempt Commercial Paper (5.0)%
	California Department of Water Resources,
16,746	Ser 1	3.47%	10/10/06	3.47%	16,746,000
10,643	Ser 1	3.48	10/12/06	3.48	10,643,000
	California,
3,000	Ser 1996	3.43	10/18/06	3.43	3,000,000
8,300	Ser 1996	3.53	10/18/06	3.53	8,300,000
4,247	California State University Institute, Ser A	3.63	10/11/06	3.63	4,247,000
10,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2006 D	3.58	10/11/06	3.58	10,000,000
4,000	San Diego County Regional Transportation Commission, Sub Sales Tax Ser C	3.45	10/19/06	3.45	4,000,000
11,500	San Diego County Water Authority, Ser 1	3.53	01/09/07	3.53	11,500,000
4,000	San Francisco County Transportation Authority, 2004 Ser A	3.44	11/09/06	3.44	4,000,000

	Total California Tax-Exempt Commercial Paper (Cost $72,436,000)				72,436,000

	California Tax-Exempt Short-Term Municipal Notes (5.5)%
8,500	Contra Costa County, Ser 2005 TRANs, dtd 12/08/05	4.50	12/07/06	3.30	8,518,388
8,225	East Side Union High School District, Ser 2005 TRANs, dtd 10/25/05	4.25	10/25/06	2.95	8,232,110
38,000	Los Angeles Unified School District, Ser 2005 A TRANs, dtd 10/19/05	4.50	10/18/06	3.21	38,022,899
25,000	Mt Diablo Unified School District, Ser 2005 TRANs, dtd 10/27/06	4.25	10/27/06	3.55	25,009,500

Total California Tax-Exempt Short-Term Municipal Notes (Cost $79,782,897)		79,782,897

Total Investments(Cost $1,497,628,897 (a)	103.8%	1,497,628,897

Liabilities in Excess of Other Assets	(3.8)	(55,079,790)

Net Assets	100.0%	$1,442,549,107

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
Floater-TRs	Floating Rate Trust Receipts.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TOCs	Tender Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
†	Rate shown is the rate in effect at September 30, 2006.
††	Prerefunded to call date shown.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.
XLCA	XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006